Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (unaudited) - USD ($)	Convertible Preferred Stock	Class F Stock	Class F Stock	Class A Common Stock Growth Capital Acquisition Corp.	Class B Common Stock Growth Capital Acquisition Corp.	Common Stock	Additional Paid-In Capital Growth Capital Acquisition Corp.	Additional Paid-In Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit Growth Capital Acquisition Corp.	Accumulated Deficit	Growth Capital Acquisition Corp.	Total
Balance at Dec. 31, 2018	$ 46,847,000							$ 469,000			$ (21,806,000)		$ (21,337,000)
Balance (in Shares) at Dec. 31, 2018	15,342,075		8,402,000			26,868,958
Issuance of common stock upon exercise of stock options								30,000					30,000
Issuance of common stock upon exercise of stock options (in Shares)						135,833
Stock-based compensation								749,000					749,000
Warrant issuance								88,000					88,000
Foreign currency translation adjustment									(10,000)				(10,000)
Net income (loss)											(16,757,000)		(16,757,000)
Balance at Dec. 31, 2019	$ 46,847,000							1,336,000	(10,000)		(38,563,000)		(37,237,000)
Balance (in Shares) at Dec. 31, 2019	15,342,075	8,402,000	8,402,000			27,004,791
Balance at Mar. 31, 2019					$ 431		$ 139,269			$ (136,942)		$ 2,758
Balance (in Shares) at Mar. 31, 2019					4,312,500
Contribution from stockholder							9,000					9,000
Net income (loss)										(9,715)		(9,715)
Balance at Mar. 31, 2020					$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Mar. 31, 2020					4,312,500
Balance at Dec. 31, 2019	$ 46,847,000							1,336,000	(10,000)		(38,563,000)		(37,237,000)
Balance (in Shares) at Dec. 31, 2019	15,342,075	8,402,000	8,402,000			27,004,791
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs	$ 52,623,000
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs (in Shares)	6,299,559
Issuance of Series C Preferred Stock as a result of automatic conversion of Class F Stock upon sale
Issuance of Series C Preferred Stock as a result of automatic conversion of Class F Stock upon sale	29,857	(29,857)
Issuance of common stock upon exercise of stock options								40,000					40,000
Issuance of common stock upon exercise of stock options (in Shares)						79,750
Stock-based compensation								408,000					408,000
Unrealized gain on available- for-sale, net of tax									7,000				7,000
Foreign currency translation adjustment									(8,000)				(8,000)
Net income (loss)											(13,606,000)		(13,606,000)
Balance at Sep. 30, 2020	$ 99,470,000				$ 431		152,355	1,784,000	(11,000)	(146,657)	(52,169,000)	6,129	(50,396,000)
Balance (in Shares) at Sep. 30, 2020	21,671,491	8,372,143			4,312,500	27,084,541
Balance at Dec. 31, 2019	$ 46,847,000							1,336,000	(10,000)		(38,563,000)		(37,237,000)
Balance (in Shares) at Dec. 31, 2019	15,342,075	8,402,000	8,402,000			27,004,791
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs	$ 52,623,000
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs (in Shares)	6,299,559
Stock transfer
Stock transfer (in Shares)	29,857		(29,857)
Issuance of common stock upon exercise of stock options								225,000					225,000
Issuance of common stock upon exercise of stock options (in Shares)						180,091
Stock-based compensation								725,000					725,000
Unrealized gain on available- for-sale, net of tax									3,000				3,000
Foreign currency translation adjustment									(11,000)				(11,000)
Net income (loss)											(19,634,000)		(19,634,000)
Balance at Dec. 31, 2020	$ 99,470,000							2,286,000	(18,000)		(58,197,000)		$ (55,929,000)
Balance (in Shares) at Dec. 31, 2020	21,671,491	8,372,143	8,372,143			27,184,882
Balance at Mar. 31, 2020					$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Mar. 31, 2020					4,312,500
Net income (loss)
Balance at Jun. 30, 2020					$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Jun. 30, 2020					4,312,500
Balance at Mar. 31, 2020					$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Mar. 31, 2020					4,312,500
Contribution from stockholder							4,086					4,086
Net income (loss)										8,261,624		8,261,624
Accretion of Class A common stocks subject to possible redemption							(152,355)			(14,460,466)		(14,612,821)
Class A common stock subject to possible redemption				$ (1,725)								(1,725)
Class A common stock subject to possible redemption (in Shares)				(17,250,000)
Balance at Mar. 31, 2021					$ 431					(6,345,499)		(6,345,068)
Balance (in Shares) at Mar. 31, 2021					4,312,500
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability				$ 1,725								1,725
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability (in Shares)				17,250,000									17,250,000
Balance at Jun. 30, 2020					$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Jun. 30, 2020					4,312,500
Net income (loss)
Sale of common stock							4,086					4,086
Balance at Sep. 30, 2020	$ 99,470,000				$ 431		152,355	1,784,000	(11,000)	(146,657)	(52,169,000)	6,129	$ (50,396,000)
Balance (in Shares) at Sep. 30, 2020	21,671,491	8,372,143			4,312,500	27,084,541
Balance at Dec. 31, 2020	$ 99,470,000							2,286,000	(18,000)		(58,197,000)		(55,929,000)
Balance (in Shares) at Dec. 31, 2020	21,671,491	8,372,143	8,372,143			27,184,882
Issuance of common stock upon exercise of stock options								500,000					500,000
Issuance of common stock upon exercise of stock options (in Shares)						322,371
Stock-based compensation								3,369,000					3,369,000
Unrealized gain on available- for-sale, net of tax									(4,000)				(4,000)
Foreign currency translation adjustment									(18,000)				(18,000)
Net income (loss)											(26,422,000)		(26,422,000)
Balance at Sep. 30, 2021	$ 99,470,000				$ 431			6,155,000	(40,000)	(14,265,548)	(84,619,000)	(14,265,117)	(78,504,000)
Balance (in Shares) at Sep. 30, 2021	21,671,491	8,372,143			4,312,500	27,507,253
Balance at Mar. 31, 2021					$ 431					(6,345,499)		(6,345,068)
Balance (in Shares) at Mar. 31, 2021					4,312,500
Net income (loss)										(1,525,461)		(1,525,461)
Balance at Jun. 30, 2021					$ 431					(7,870,960)		(7,870,529)
Balance (in Shares) at Jun. 30, 2021					4,312,500
Net income (loss)										(6,394,588)		(6,394,588)
Balance at Sep. 30, 2021	$ 99,470,000				$ 431			$ 6,155,000	$ (40,000)	$ (14,265,548)	$ (84,619,000)	$ (14,265,117)	$ (78,504,000)
Balance (in Shares) at Sep. 30, 2021	21,671,491	8,372,143			4,312,500	27,507,253